Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Revenue [abstract]
REVENUE
3	REVENUE

	Six-month	Six-month
	period ended	period ended
	30 June	30 June
	2020	2019
	USD	USD
Revenue recognised under IFRS 16
Fixed consideration – leasing component	4,565,292	8,423,241

Revenue recognised under IFRS 15
Fixed consideration – service component	7,551,956	3,556,479
Ancillary services	10,776,627	10,062,967

	18,328,583	13,619,446

Total revenue	22,893,875	22,042,687

The Group has only one segment at the reporting date. Revenue generation from leasing of storage capacity of tanks and other ancillary services started in December 2017. The Group had only one customer, Al Brooge International Advisory LLC, since the inception of the operations in 2017 and as such all revenues had been derived from that customer till April 2020. In May 2020, the customer agreed to release 129,000 m3 of the Phase I capacity, amounting to approximately one third of the total Phase I capacity, back to BPGIC. BPGIC leased this capacity to Totsa Total Oil Trading SA (the “Super Major”), for a six-month period (the “Super Major Agreement”) subject to renewal for an additional six-month period with the mutual agreement of the parties. On expiration of the agreement, BPGIC has to return back 129,000 m3 to BIA. During the period when the substantially the entire capacity is not leased to a single customer, the arrangement does not meet the definition of a lease under IFRS 16. Accordingly, the revenue relating to that period is classified under IFRS 15 as service revenue.

Cyclicality of operations

The revenues of the Group mainly comprise of fixed fees for storage and related services and variable fees for ancillary services provided under a long-term contract with its major customer. Accordingly, there is no cyclicality in the Group’s operations.

Group as lessor

Future storage fee income to be received by the Group under the off-take agreement based on projected storage availability are as follows:

	Six-month period ended	Six-month period ended
	30 June 2020	30 June 2019
Within one year	17,509,440	23,959,440
After one year but not more than 5 years	49,915,500	59,898,600

	67,424,940	83,858,040

3	REVENUE

	2019	2018	2017
	USD	USD	USD
Revenue recognised under IFRS 16
Fixed consideration – leasing component	16,846,481	14,586,315	62,995

Revenue recognised under IFRS 15
Fixed consideration – service component	7,112,959	6,158,667	26,598
Ancillary services	20,125,934	15,094,286	-

	27,238,893	21,252,953	26,598

Total revenue	44,085,374	35,839,268	89,593

The Group has only one segment at the reporting date. Revenue generation from leasing of storage capacity of tanks and other ancillary services started in December 2017. The Group has only one customer since the inception of the operations in 2017 and as such all revenues have been derived from one customer.

In August 2019, a novated agreement was signed with a new party Al Brooge International Advisory LLC for four years in which the lessor, the Group, consents to lease to the lessee its oil storage capacity of 399,324 cubic meters in order to serve the lessee’s oil trading activities. The period shall be automatically extended by a further 5 years unless either party notifies the other in writing not less than six months prior to any such expiry date of its intention. Other than the terms mentioned above, all the terms and conditions remain same in the new contract. Based on an assessment in accordance with IFRS 15, the Group concluded that the only material change in the commercial arrangement was the additional extension of seven months for the lease with similar monthly rates (selling price) to those in previous periods. This has therefore, not resulted in a material change to the Group’s revenue recognition profile since the extended period (1 January 2023 to 31 July 2023) will be accounted for as a separate contract.

Group as lessor

Future storage fee income to be received by the Group under the sales agreement based on projected storage availability are as follows:

	2019	2018	2017
	USD	USD	USD
Within one year	23,959,440	23,959,440	23,869,847
After one year but not more than 5 years	61,895,220	71,878,320	95,837,760

	85,854,660	95,837,760	119,707,607